FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT	FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT
Interest rate swap agreements

In February 2016, the Company entered into an interest rate swap with DNB whereby the floating interest on notional debt of $150.0 million was switched to a fixed rate. The contract had a forward start date of February 2019.

In March 2020, the Company entered into three interest rate swaps with DNB whereby the floating interest rate on notional debt totaling $250.0 million was switched to a fixed rate.

In April 2020, the Company entered into two interest rate swaps with Nordea whereby the floating interest rate on notional debt totaling $150.0 million was switched to a fixed rate.

The reference rate for our interest rate swaps is SOFR.

As of June 30, 2024, the Company recorded a derivative instrument receivable of $36.5 million (December 31, 2023: $39.1 million) and no derivative instrument payable (December 31, 2023: nil) in relation to these agreements. The Company recorded a gain on derivatives of $9.8 million in the six months ended June 30, 2024 (six months ended June 30, 2023: gain of $9.2 million) in relation to these agreements.

The interest rate swaps are not designated as hedges and are summarized as of June 30, 2024 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
150,000	February 2016	February 2026	2.1970%
100,000	March 2020	March 2027	0.9750%
50,000	March 2020	March 2027	0.6000%
100,000	March 2020	March 2025	0.9000%
100,000	April 2020	April 2027	0.5970%
50,000	April 2020	April 2025	0.5000%
550,000

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2024 and December 31, 2023 are as follows:

	2024		2023
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	30,790	30,790	39,117	39,117
Derivative instruments receivable - current	5,758	5,758	—	—
Marketable securities	8,247	8,247	7,432	7,432
Financial assets not measured at fair value
Cash and cash equivalents	359,236	359,236	308,322	308,322
Receivables	147,752	147,752	124,647	124,647
Financial liabilities not measured at fair value
Trade and other payables	111,128	111,128	98,232	98,232
Floating rate debt	3,781,203	3,829,759	3,279,626	3,322,347
Fixed rate debt	76,250	78,752	176,837	184,462

The estimated fair value of financial assets and liabilities as of June 30, 2024 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets measured at fair value through profit or loss
Derivative instruments receivable - non-current	30,790	—	30,790	—
Derivative instruments receivable - current	5,758	—	5,758	—
Marketable securities	8,247	8,247	—	—
Financial assets not measured at fair value
Cash and cash equivalents	359,236	359,236	—	—
Financial liabilities not measured at fair value
Floating rate debt	3,829,759	—	3,829,759	—
Fixed rate debt	78,752	—	—	78,752
Measurement of fair values

Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs that were used.

Financial instruments measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Interest rate swaps	Fair value was determined based on the present value of the estimated future cash flows.	Not applicable.
Marketable securities	Fair value was determined based on the quoted market prices of the securities.	Not applicable.

Financial instruments not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs
Floating rate debt	Discounted cash flow.	Not applicable.
Fixed rate debt	Discounted cash flow.	Discount rate.

Assets Measured at Fair Value on a Recurring Basis

The fair value (level 2) of interest rate swaps is the present value of the estimated future cash flows that the Company would receive or pay to terminate the agreements at the end of the reporting period, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves and the credit worthiness of both the Company and the derivative counterparty.

Marketable securities are listed equity securities for which the fair value at the end of the period is the aggregate market value based on quoted market prices (level 1).

There were no transfers between these levels in 2024 and 2023.

Financial risk management

In the course of its normal business, the Company is exposed to the following risks:
•Credit risk,
•Liquidity risk, and
•Market risk (interest rate risk, foreign currency risk, and price risk).

The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Company's risk management framework.
Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations if they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due. The Company has entered into several loan facilities whose maturities are spread over different years (see Note 7).

The following are the remaining contractual maturities of financial liabilities:

		Contractual cash flows at June 30, 2024
(in thousands of $)	Carrying Value	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Floating rate debt	3,781,203	3,785,700	409,730	3,114,889	261,081
Fixed rate debt	76,250	75,000	—	75,000	—
Interest on floating rate debt	—	869,599	253,597	566,876	49,126
Interest on fixed rate debt	—	10,951	6,080	4,871	—
Operating lease liabilities	2,072	2,072	1,130	942	—
Trade and other payables	111,128	111,128	111,128	—	—

The Company has secured bank loans that contain loan covenants. A future breach of covenant may require the Company to repay the loan earlier than indicated in the above table. For more details on these covenants, see Note 7.

The carrying values of fixed and floating rate debt include accrued interest as of the reporting date. The interest on floating rate debt is based on the SOFR spot rate as of June 30, 2024. The interest on fixed rate debt is based on the contractual interest rate for the periods presented. It is not expected that the cash flows included in the table above (the maturity analysis) could occur significantly earlier, or at significantly different amounts than stated above.

Capital management

We operate in a capital intensive industry and have historically financed our purchase of tankers and other capital expenditures through a combination of cash generated from operations, equity capital and borrowings from commercial banks. Our ability to generate adequate cash flows on a short and medium term basis depends substantially on the trading performance of our vessels in the market. Our funding and treasury activities are conducted within corporate policies to increase investment returns while maintaining appropriate liquidity for our requirements.

The Company’s objectives when managing capital are to:
•safeguard our ability to continue as a going concern, so that we can continue to provide returns for shareholders and benefits for other stakeholders, and
•maintain an optimal capital structure to reduce the cost of capital.

The Company's loan agreements contain loan-to-value clauses, which could require the Company to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements contain certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital and a value adjusted equity covenant. Failure to comply with any of the covenants in the loan agreements could result in a default, which would permit the lender to accelerate the maturity of the debt and to foreclose upon any collateral securing the debt.